Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
13.
Intangible Assets

Intangible assets, net are as follows:

	December 31, 2024
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,978	$(3,028)	$950	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,628	$(3,028)	$1,600

	December 31, 2023
	Intangible Assets, Gross	Accumulated Amortization	Intangible Assets, Net	Weighted-Average Useful Life (in years)
Software - in service	$3,486	$(1,902)	$1,584	3
FAA certificate	650	—	650	Indefinite
Total acquired intangible assets	$4,136	$(1,902)	$2,234

Amortization of intangible assets was $1,126 and $1,004 for the years ended December 31, 2024 and 2023, respectively. The Company did not record any impairment charges related to definite-lived intangible assets for the years ended December 31, 2024 and 2023.

The following is a schedule of estimated amortization expense for the following periods:

Fiscal Year	Amount
2025	$547
2026	324
2027	79
2028	—
2029	—
Thereafter	—
$950